ADDITIONAL FINANCIAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2020
ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I
ADDITIONAL FINANCIAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE I

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

BALANCE SHEETS

(Amounts in thousands, except for share data and per share data, unless otherwise stated)

	2019	2020	2020
	RMB	RMB	US$
			(Note 2 (ag))
ASSETS
Current assets:
Cash and cash equivalents	176,001	14,696	2,252
Prepayments and other current assets	608,918	355,942	54,552
Total current assets	784,919	370,638	56,804
Investment in subsidiaries and VIEs	—	—	—
Total assets	784,919	370,638	56,804

LIABILITIES AND EQUITY
Other current liabilities	2,327	9,497	1,456
Other non-current liabilities	5,936	3,736	573
Total liabilities	8,263	13,233	2,029

SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares Class A ($0.00005 par value per share; 800,000,000 shares authorized, 96,588,106 shares issued and 92,120,024 and 93,353,402 outstanding as of December 31, 2019 and 2020, respectively)	30	30	4
Ordinary shares Class B ($0.00005 par value per share; 72,000,000 shares authorized, 72,000,000 shares issued and outstanding as of December 31, 2019 and 2020)	25	25	4
Treasury shares (1,485,862 and 1,997,620 shares as of December 31 2019 and 2020)	(22,991)	(34,972)	(5,360)
Additional paid-in capital	2,606,486	2,669,279	409,085
Accumulated deficit	(1,883,335)	(2,339,868)	(358,600)
Accumulated other comprehensive income	76,441	62,911	9,642
Total shareholders' equity	776,656	357,405	54,775
Total liabilities and shareholders' equity	784,919	370,638	56,804

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

STATEMENTS OF COMPREHENSIVE LOSS

(Amounts in thousands, unless otherwise stated)

	Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				(Note 2 (ag))
Operating expenses:
General and administrative expenses	(2,145)	(8,523)	(14,202)	(2,176)
Interest income (expense), net	371	593	166	25
Other operating income (expense), net	31	—	—
Other income, net	3,253	7,161	2,199	337
Income (loss) before tax and loss from investment in subsidiaries and VIEs	1,510	(769)	(11,837)	(1,814)

Share of loss of subsidiaries and VIEs	(381,601)	(498,837)	(444,696)	(68,153)
Net loss attributable to ordinary shareholders	(380,091)	(499,606)	(456,533)	(69,967)

Other comprehensive income (loss) (net of tax of nil)
Unrealized securities holding (loss) gains	(286)	3,356	—	—
Realized securities holding gains	(399)	(4,962)	—	—
Foreign currency translation adjustments	21,658	11,668	(13,697)	(2,099)
Unrealized securities holding gains of subsidiaries and VIEs	9,020	3,979	1,137	174
Realized securities holding gains of subsidiaries and VIEs	(10,470)	(4,673)	(970)	(149)
Comprehensive loss	(360,568)	(490,238)	(470,063)	(72,041)

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

STATEMENTS OF CASH FLOWS

(Amounts in thousands, unless otherwise stated)

	Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				(Note 2 (ag))
Operating activities:
Net loss	(380,091)	(499,606)	(456,533)	(69,967)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Share of loss of subsidiaries and VIEs	381,601	498,837	444,696	68,153
Other current liabilities	2,284	43	7,170	1,099
Other non-current liabilities	8,135	(2,199)	(2,200)	(337)
Investment income	(2,591)	(4,962)	—	—
Net cash provided by (used in) operating activities	9,338	(7,887)	(6,867)	(1,052)

Investing activities:
Purchase of investment in subsidiaries and VIEs	(821,962)	—	—	—
Payment for shareholder loan to subsidiaries	—	(203,388)	(135,254)	(20,729)
Proceeds from sale or maturity of short-term investments	25,160	117,214	—	—
Net cash used in investing activities	(796,802)	(86,174)	(135,254)	(20,729)

Financing activities:
Proceeds from ordinary shareholders	—	11,328	6,327	970
Payment of share repurchase	—	(22,991)	(11,981)	(1,836)
Proceeds from IPO, net of issuance cost	694,878	—	—	—
Proceeds of preferred shareholders	277,819	—	—	—
Net cash provided by (used in) financing activities	972,697	(11,663)	(5,654)	(866)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	75,672	18,866	(13,530)	(2,074)
Net (decrease) increase in cash and cash equivalents	260,905	(86,858)	(161,305)	(24,721)
Cash and cash equivalents at the beginning of the year	1,954	262,859	176,001	26,973
Cash and cash equivalents at the end of the year	262,859	176,001	14,696	2,252

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs. Such investments in subsidiaries and VIEs are presented on the balance sheets as investment in subsidiaries and VIEs and the loss of the subsidiaries and VIEs is presented as share of loss of subsidiaries and VIEs.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

As of December 31, 2020, there are no material contingencies, mandatory dividend and significant provisions for long-term obligations or guarantees of the Company, except for those which have separately disclosed in the consolidated financial statements.